Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated June 5, 2020
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information of the Funds listed below:
Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Government Money Fund
Invesco Oppenheimer V.I. Conservative Balanced Fund	Invesco Oppenheimer V.I. Main Street Fund®
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Total Return Bond Fund
Invesco Oppenheimer V.I. Global Strategic Income Fund
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information of the above referenced funds (each a “Fund” and collectively the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses and Statement of Additional Information and retain it for future reference.
Effective on or about April 30, 2021, the name of each Fund and all references thereto are changing as indicated below:
Current Name	New Name
Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco V.I. Capital Appreciation Fund
Invesco Oppenheimer V.I. Conservative Balanced Fund	Invesco V.I. Conservative Balanced Fund
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund
Invesco Oppenheimer V.I. Global Fund	Invesco V.I. Global Fund
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund
Invesco Oppenheimer V.I. Government Money Fund	Invesco V.I. U.S. Government Money Portfolio
Invesco Oppenheimer V.I. Main Street Fund®	Invesco V.I. Main Street Fund®
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Invesco V.I. Main Street Small Cap Fund®
Invesco Oppenheimer V.I. Total Return Bond Fund	Invesco V.I. Core Bond Fund
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